Other Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Schedule of other assets consisted
	March 31, 2022	December 31, 2021
Receivable from payment processors	$18,309	$18,576
Prepaid expenses	8,370	8,836
Operating lease right-of-use assets	8,722	—
Other	2,531	1,016
Total other assets	$37,932	$28,428

	December 31, 2021	December 31, 2020
Receivable from payment processor – Debit card collections	$16,681	$5,600
Receivable from payment processor – Other	3,156	1,936
Prepaid expenses	8,836	1,591
Other	5,757	2,580
Total other assets	$34,430	$11,707